UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James  Ash, Gemini Fund Services, LLC.,

          80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      9/30

Date of reporting period: 12/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012
Principal ($)		Value
	BONDS AND NOTES - 74.4%
	ALTERNATIVE WASTE TECH - 3.0%
500,000	ADS Waste Holdings, Inc., 8.250% due 10/01/20 - 144A	$ 525,000

	AUTO PARTS & EQUIPMENT - 2.9%
500,000	American Axle & Manufacturing, Inc., 7.875% due 3/1/17	514,375

	CASINO HOTELS - 3.0%
500,000	CityCenter Finance Corp., 7.625% due 1/15/2016	533,750

	CELLULAR TELECOM - 7.5%
750,000	Cricket Communications, Inc, 7.750% due 5/15/16	794,063
500,000	MetroPCS Wireless, Inc., 7.875% due 9/1/18	542,500
		1,336,563
	CONTAINERS PAPER & PLASTIC - 3.0%
500,000	Berry Plastics Corp., Inc., 8.250% due 11/15/15	521,875

	DATA PROCESSING & MANAGEMENT - 2.9%
500,000	First Data Corp., 9.875% due 9/24/15	508,750

	FOOD DIVERSIFIED - 5.8%
500,000	Dole Food Co., Inc., 8.000% due 10/1/16 - 144A	521,250
500,000	Pinnacle Foods Finance Corp., 9.250% due 4/1/15	507,500
		1,028,750
	FOOD - RETAIL - 3.0%
500,000	Ingles Markets, Inc., 8.875% due 5/15/17	531,875

	HOME EQUITY ABS - 22.0%
532,554	Accredited Mortgage Loan Trust, 2.235% due 10/25/34	364,134
1,040,581	Delta Funding Home Equity Loan Trust, 7.790% due 5/25/30	1,010,664
781,826	Morgan Stanley ABS Capital Inc, 0.370% due 4/25/36	646,624
930,450	Morgan Stanley Home Equity Loan Trust, 0.310% due 4/25/37	687,079
4,000,000	Option One Mortgage Loan Trust, 0.650% 12/25/35	1,180,476
		3,888,977
	HOME FURNISHINGS - 1.6%
280,000	Norcraft Finance Corp., 10.500% due 12/15/15	280,000

	OIL EXPLORATION & PRODUCTION - 2.9%
500,000	Petrohawk Energy Corp., 7.875% due 6/1/15	520,490

	OIL & GAS DRILLING - 1.2%
200,000	Offshore Group Investment Ltd., 11.500% due 8/1/15	218,000

	OTHER ABS - 6.7%
1,390,000	Fremont Home Loan Trust, 0.730% due 7/25/35	552,308
822,324	Structured Asset Securities Corp., 1.480% due 2/25/35	627,921
		1,180,229
	RETAIL - DRUG STORE - 3.0%
500,000	Rite Aid Corp., 10.375% due 7/15/16	529,375

	RETAIL - RESTAURANTS - 3.0%
500,000	Wok Acquisition Corp., 10.250% due 6/30/20 - 144A	531,875

	SEISMIC DATA COLLECTION - 2.9%
500,000	Cie Generale de Geophysique-Veritas, 7.750% due 5/15/17 - ADR	518,750

	TOTAL BONDS & NOTES (Cost $12,992,803)	13,168,634

	SHORT-TERM INVESTMENT- 24.7%
	MONEY MARKET FUND- 24.7%
4,362,786	Fidelity Institutional Money Market Funds-	4,362,786
	Money Market Portfolio, to yield 0.14% ** (Cost $4,362,786)

	TOTAL INVESTMENTS - 99.1% (Cost $17,355,589) (a)	$ 17,531,420
	OTHER ASSETS AND LIABILITIES - 0.9%	167,049
	NET ASSETS - 100.0%	$ 17,698,469

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $17,355,589 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:		$ 214,770
Unrealized Depreciation:		(38,939)
Net Unrealized Appreciation:		$ 175,831

** Money market fund; interest rate reflects seven-day effective yield on December 31, 2012.

 144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At December 31, 2012 securities amounted to $1,578,125 or 8.92% of net assets.

ADR- American Depositary Receipt

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the bid price.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Bonds and Notes	$ -	$ 13,168,634	$ -	$ 13,168,634
Short-Term Investment	4,362,786	-	-	4,362,786
Total	$ 4,362,786	$ 13,168,634	$ -	$ 17,531,420

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/28/2013

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

02/28/2013